SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Warrant liability	$ 4,284	$ 7,335
Derivative liability	4,189
Money Market
Assets
Cash equivalents—money market	463,867	827,118
Restricted cash equivalents—money market		4,100
Level 1
Liabilities
Warrant liability	0	0
Derivative liability	0
Level 1 | Money Market
Assets
Cash equivalents—money market	463,867	827,118
Restricted cash equivalents—money market		4,100
Level 2
Liabilities
Warrant liability	0	0
Derivative liability	0
Level 2 | Money Market
Assets
Cash equivalents—money market	0	0
Restricted cash equivalents—money market		0
Level 3
Liabilities
Warrant liability	4,284	7,335
Derivative liability	4,189
Level 3 | Money Market
Assets
Cash equivalents—money market	$ 0	0
Restricted cash equivalents—money market		$ 0